SUPPLEMENT TO THE PROSPECTUS
DATED May 31, 2005

Jacobs & Company Mutual Fund (the “Fund”)

Effective June 27, 2005, Gemini Fund Services, LLC will serve as the Fund’s transfer agent. As of this date, U.S. Bancorp Fund Services, LLC will no longer serve as transfer agent.

Effective June 27, 2005, purchases and sales of Fund shares should be addressed to:

Regular Mail or Overnight Delivery
Jacobs & Company Mutual Fund
c/o Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, NE 68137

By Wire
Call: 1-877-560-6823 to set up an account and arrange a wire transfer. Your bank should transmit immediately available funds by wire to:

First National Bank of Omaha
ABA #: 104000016
For Credit to: Jacobs & Company Mutual Fund
DDA#: 110192002
FBO: Jacobs & Company Mutual Fund
Name/Title on Account

For any general questions or to conduct business by telephone, please call 1-877-560-6823.

The date of this Supplement is June 9, 2005.
Please retain this Supplement for future reference.

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED May 31, 2005

Jacobs & Company Mutual Fund (the “Fund”)

Effective June 27, 2005, Gemini Fund Services, LLC will provide the Fund with fund accounting and fund administration services. After this date, U.S. Bancorp Fund Services, LLC (“USBFS”) will no longer provide these services.

Effective June 27, 2005, Gemini Fund Services, LLC will also serve as the Fund’s transfer agent. After this date, USBFS will no longer act as transfer agent as stated in the prospectus. The transfer agent performs shareholder service functions such as maintaining the records of each shareholder’s account, answering shareholders’ inquiries concerning their accounts, processing purchase and redemptions of the Fund’s shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.

Effective June 27, 2005,  purchases and sales of Fund shares should be addressed to:

Regular Mail or Overnight Delivery
Jacobs & Company Mutual Fund
c/o Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, NE 68137

By Wire
Call: 1-877-560-6823 to set up an account and arrange a wire transfer. Your bank should transmit immediately available funds by wire to:

First National Bank of Omaha
ABA #: 104000016
For Credit to: Jacobs & Company Mutual Fund
DDA#: 110192002
FBO: Jacobs & Company Mutual Fund
Name/Title on Account

Effective June 27, 2005, The Bank of New York will serve as the Fund’s custodian. The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

For any general questions or to conduct business by telephone, please call 1-877-560-6823.

The date of this Supplement is June 9, 2005.
Please retain this Supplement for future reference.